Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other provisions [line items]
Balance at beginning of year	$ 275	$ 301
Additional new provisions recognized	1,098	151
Amounts incurred and charged against existing provisions	(1,198)	(172)
Unused amounts reversed and other adjustments	(35)	(5)
Balance at end of year	$ 140	$ 275